Lease revenue (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Summary of Minimum Cash Lease Rentals under Non-Cancellable Operating Leases

At December 31, 2014 the Company had contracted to receive the following minimum cash lease rentals under non-cancellable operating leases:

2015	615,134
2016	607,695
2017	577,970
2018	523,551
2019	450,407
Thereafter	1,439,760

4,214,517